Finance income and finance costs - Summary of detailed information about finance income and cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Schedule Of Detail Information About Finance Income And Costs [Abstract]
Gain on repurchase of convertible unsecured senior notes	$ 357	$ 0
Interest income	316	195
Finance income	673	195
Accretion expense and amortization of deferred financing costs	(2,140)	(2,358)
Interest on convertible unsecured senior notes and on long-term loan	(4,357)	(3,306)
Bank charges	(35)	(31)
Net foreign currency loss	(1,027)	(926)
Finance costs	(7,559)	(6,621)
Finance income cost	$ (6,886)	$ (6,426)